N-2 - USD ($)				3 Months Ended
		Apr. 10, 2026	Feb. 27, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Cover [Abstract]
Entity Central Index Key		0001244183
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		PIMCO Income Strategy Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	1.00% (1)
Offering Expenses Borne by Common Shareholders (as a percentage of offering price)	0.06%
Dividend Reinvestment Plan Fees	None (2)
1
Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common
Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus.
2
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in
the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.06%
Annual Expenses [Table Text Block]
Annual Expenses

Percentage of Net Assets Attributable to Common Shares (reflecting leverage attributable to reverse repurchase agreements)
Management Fees (1)	1.00%
Interest Payments on Borrowed Funds (2)	0.83%
Other Expenses (3)	0.03%
Total Annual Expenses (4)	1.86%
1
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see “Management of the Fund—Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “total managed assets.”
2
Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2025, which represented 13.55% of the Fund’s average total managed assets, including the assets attributable to leverage (or 15.68% of the Fund’s average net assets attributable to Common Shares), as of that date, at an annual interest rate cost to the Fund of 5.114%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2025. See “Use of Leverage—Effects of Leverage” in the
accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the
Fund’s performance results.
3
“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2026.
4
“Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Expenses are 1.03%.

Management Fees [Percent]	[3]	1.00%
Interest Expenses on Borrowings [Percent]	[4]	0.83%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.03%
Total Annual Expenses [Percent]	[6]	1.86%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares of the Fund (including an assumed total sales load or commission of 1.00% and the other estimated costs of this offering to be borne by the holders of the Common Shares of 0.06%), assuming (1) that the Fund’s net assets do not increase or decrease, (2) that the Fund incurs total annual expenses of 1.86% of net assets attributable to Common Shares in years 1 through 10 (assuming assets attributable to reverse repurchase agreements representing 13.55% of the
Fund’s total managed assets) and (3) a 5% annual return
(1)
:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$20	$60	$104	$224
1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown
. The example
assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual
Expenses remains the same each year and that all dividends and distributions are reinvested at NAV.
Actual
expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]	$ 20
Expense Example, Years 1 to 3	[7]	60
Expense Example, Years 1 to 5	[7]	104
Expense Example, Years 1 to 10	[7]	$ 224
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the
Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage attributable to the Fund’s reverse repurchase agreements averaged over the fiscal year ended June 30, 2025 in an amount equal to 13.55% of the Fund's average total managed assets, including the assets attributable to such leverage (or 15.68% of the Fund's average total net assets attributable to Common Shares) and shows Fund expenses as a percentage of net assets attributable to Common Shares. The percentages above do not reflect the Fund’s use of other forms of economic leverage, such as credit default swaps or other derivative instruments. The table and example below are based on the Fund’s capital structure as of
June 30, 2025. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary
(perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]
Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement,
PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see “Management of the Fund—Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “total managed assets.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
Investment Strategy
The Fund seeks to achieve its investment objective by utilizing a dynamic asset allocation strategy that focuses on duration management, credit quality analysis, risk management techniques and broad diversification among issuers, industries and sectors. The Fund normally invests in a diversified portfolio of floating and/or fixed rate debt instruments. On behalf of the Fund, Pacific Investment Management Company LLC, the Fund’s
investment manager (“PIMCO” or the “Investment Manager”) employs an active approach to allocation among multiple fixed-income sectors based on, among other things, market conditions, valuation assessments and economic outlook, credit market trends and other economic factors. The types of securities and instruments in which the Fund may invest are summarized under “Portfolio Contents” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Risk Factors [Table Text Block]
Risks
Investment in the Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings or Fitch Ratings, Inc.) or that are unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability.
Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging markets) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the
Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Share Price [Table Text Block]
Market and Net
Asset
Value Information
The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low NAV per Common Share and the high and low premium/discount to NAV per Common Share. See “Net Asset Value” in the
accompanying Prospectus for information as to how the Fund’s NAV is determined.

	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended December 31, 2025	$8.65	$8.20	$8.05	$7.93	7.99%	3.40%
	Common share market price (1)		Common share net asset value		Premium (discount) as a % of net asset value
Quarter	High	Low	High	Low	High	Low
Quarter ended September 30, 2025	$8.57	$8.25	$8.07	$7.89	6.78%	3.63%
Quarter ended June 30, 2025	$8.58	$7.76	$8.02	$7.73	6.98%	(0.89)%
Quarter ended March 31, 2025	$8.60	$8.38	$8.15	$8.01	7.37%	3.08%
Quarter ended December 31, 2024	$8.77	$8.27	$8.23	$8.09	6.95%	1.97%
Quarter ended September 30, 2024	$8.57	$8.10	$8.22	$7.82	4.90%	1.00%
Quarter ended June 30, 2024	$8.55	$8.01	$8.11	$7.83	5.69%	1.39%
Quarter ended March 31, 2024	$8.60	$8.27	$8.14	$7.95	7.37%	2.86%
Quarter ended December 31, 2023	$8.44	$7.02	$8.10	$7.35	4.69%	(4.88)%
Quarter ended September 30, 2023	$8.34	$7.52	$7.77	$7.54	7.75%	(1.05)%
1
Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
The Fund's NAV per Common Share at the close of business on February 27, 2026 was $7.87 and the last reported sale price of a Common Share on the NYSE on that day was $8.43, representing a 7.12% premium to such NAV. As of February 27, 2026, the net assets of the Fund attributable to
Common Shares were $386,810,617
and
the Fund had outstanding 49,160,910
Common
Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
Pursuant to the Sales Agreement, the Fund may offer and sell Common Shares having an aggregate offering price of up to $50,000,000, from time to time through JonesTrading as its agent for the offer and sale of the Common Shares under this Prospectus Supplement and the accompanying
Prospectus. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying
Prospectus. The table below assumes that the Fund will sell 5,931,198 Common Shares at an assumed price of $8.43 per share (the last reported sale price per share of the Common Shares on the NYSE on February 27, 2026). Actual sales, if any, of the Common Shares, and the actual application of the proceeds thereof, under this Prospectus Supplement and the accompanying Prospectus may be different than as set forth in the table below. In addition, the price per share of any such sale may be greater or less than $8.43, depending on the market price of the Common Shares at the time of any such sale. To the extent that the market price per share of the Common Shares on any given day is less than the NAV per share on such day, the
Fund will instruct JonesTrading not to make any sales on such day.
The following table sets forth the Fund’s capitalization at December 31, 2025:
■
on a historical basis, and
■
on a pro forma basis as adjusted to reflect (i) the assumed sale of 5,931,198 Common Shares at an assumed price of $8.43 per share (the last reported sale price per share of the Common Shares on the NYSE on February 27, 2026), in an offering under this Prospectus Supplement and the accompanying Prospectus, (ii) the investment of net proceeds assumed from such offering in accordance with the Fund’s investment objectives and policies, after deducting the assumed commission representing an estimated commission paid to JonesTrading of 1.00% of the gross proceeds in connection with sales of Common Shares effected by JonesTrading in this offering and estimated offering expenses payable by the Fund of $214,844, and (iii) investment of net proceeds received from 891,497 Common Shares sold between January 1, 2026 and
February 27, 2026 in a prior “at the market” offering (the “Prior ATM”).

	As of December 31, 2025
	Actual	As Adjusted
Composition of Net Assets (dollar amounts in thousands):
Common Shares:
Common Shares, par value $0.00001 per share, unlimited shares authorized (48,214,208 shares outstanding as of December 31, 2025, and 55,115,098 (1) shares estimated issued and outstanding as adjusted)	$0	$1
Paid-in-capital in excess of par	$479,629	$536,975
Distributable earnings (accumulated loss)	$(95,020)	$(102,228)
Net Assets Applicable to Holders of Common Shares	$384,609	$434,748
Capitalization	$384,609	$434,748
(1)
This amount (i) includes 78,195 shares issued pursuant to the Fund’s dividend reinvestment
plan between January 1, 2026 and February 27, 2026 (see “Dividend Reinvestment Plan”
in the accompanying Prospectus) and (ii) excludes Common Shares sold in the Prior ATM since February 27, 2026.

Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks
Investment in the Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in debt instruments that are, at the time of purchase, rated below investment grade (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings or Fitch Ratings, Inc.) or that are unrated but determined by PIMCO to be of comparable quality, the Fund’s exposure to foreign (including emerging markets) securities and currencies and to mortgage-related and other asset-backed securities, and the Fund’s use of leverage. Debt instruments of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” The Fund’s exposure to foreign securities and currencies, and particularly to emerging markets securities and currencies, involves special risks, including foreign currency risk and the risk that the securities may decline in response to unfavorable political and legal developments, unreliable or untimely information or economic and financial instability.
Mortgage-related and other asset-backed securities are subject to extension and prepayment risk and often have complicated structures that make them difficult to value. Because of the risks associated with investing in high yield securities, foreign (including emerging markets) securities (and related exposure to foreign currencies) and mortgage-related and other asset-backed securities, and using leverage, an investment in the Fund should be considered speculative. The sale of Common Shares by the Fund (or the perception that such sales may occur), particularly if sold at a discount to the then-current market price of the Common Shares, may have an adverse effect on the market price of the Common Shares. Before investing in the
Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” in the accompanying
Prospectus. Certain of these risks are summarized in “Prospectus Summary—Principal Risks of the Fund” in the accompanying Prospectus. The Fund cannot assure you that it will achieve its investment objective, and you could lose all of your investment in the Fund.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Lowest Price or Bid	[8]			$ 8.2	$ 8.25	$ 7.76	$ 8.38	$ 8.27	$ 8.1	$ 8.01	$ 8.27	$ 7.02	$ 7.52
Highest Price or Bid	[8]			8.65	8.57	8.58	8.6	8.77	8.57	8.55	8.6	8.44	8.34
Lowest Price or Bid, NAV				7.93	7.89	7.73	8.01	8.09	7.82	7.83	7.95	7.35	7.54
Highest Price or Bid, NAV				$ 8.05	$ 8.07	$ 8.02	$ 8.15	$ 8.23	$ 8.22	$ 8.11	$ 8.14	$ 8.1	$ 7.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]				7.99%	6.78%	6.98%	7.37%	6.95%	4.90%	5.69%	7.37%	4.69%	7.75%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				3.40%	3.63%	(0.89%)	3.08%	1.97%	1.00%	1.39%	2.86%	(4.88%)	(1.05%)
Share Prices Not Actual Transactions [Text Block]		Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.
Share Price			$ 8.43
NAV Per Share			$ 7.87
Latest Premium (Discount) to NAV [Percent]			7.12%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]			49,160,910

[1]	Represents the maximum commission with respect to the Common Shares being sold in this offering that the Fund may pay to JonesTrading in connection with sales of Common Shares effected by JonesTrading in this offering. This is the only sales load to be paid in connection with this offering. There is no guarantee that there will be any sales of Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Management Fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.86% of the Fund’s average weekly total managed assets (including daily net assets attributable to any preferred shares of the Fund that may be outstanding). The Fund (and not PIMCO) will be responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the management fee under the investment management agreement. Please see “Management of the Fund—Investment Management Agreement” in the accompanying Prospectus for an explanation of the unified management fee and definition of “total managed assets.”
[4]	Reflects the Fund’s use of leverage in the form of reverse repurchase agreements averaged over the fiscal year ended June 30, 2025, which represented 13.55% of the Fund’s average total managed assets, including the assets attributable to leverage (or 15.68% of the Fund’s average net assets attributable to Common Shares), as of that date, at an annual interest rate cost to the Fund of 5.114%, which is the weighted average interest rate cost during the fiscal year ended June 30, 2025. See “Use of Leverage—Effects of Leverage” in the accompanying Prospectus. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls/buybacks and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the Annual Expenses table above, but would be reflected in the Fund’s performance results.
[5]	“Other Expenses” are estimated for the Fund’s current fiscal year ending June 30, 2026.
[6]	“Interest Payments on Borrowed Funds” are borne by the Fund separately from management fees paid to PIMCO. Excluding these expenses, Total Annual Expenses are 1.03%.
[7]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds and Other Expenses set forth in the Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not represent actual transactions.